RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Mr. Xianshou Li and his family [Member]
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Maximum guarantees provided by related party for short-term and long-term borrowings from various domestic banks	$ 318,008,380	$ 301,773,840	¥ 2,060,000,000	¥ 1,872,382,996
Champion era enterprises limited [Member]
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Interest rate (as a percent)	5.00%		5.00%
Maturity term	3 months	6 months